Reverse Recapitalization and Private Placement - Additional Information (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 04, 2026	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 14, 2026
Reverse Recapitalization And Private Placement [Line Items]
Stock issued during period, Shares, conversion of convertible securities		2,488,103	2,488,103
Common stock, shares, outstanding	8,026,384		8,026,384			8,026,384		3,632,165	3,627,242
Proceeds from issuance of private placement						$ 28,395,000	$ 0
Repayments of notes payable						370,000	0
Repayments of notes payable, principal				$ (3,000)	$ (3,000)	(10,000)	(6,000)
Repayments of notes payable, interest						(6,461,000)	(7,440,000)
Liabilities	$ 1,973,000		$ 1,973,000			$ 1,973,000		$ 1,027,000
Reclassifications of temporary to permanent equity		$ 38,200,000
Class of warrant purchase	101,619		101,619			101,619
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	101,619		101,619			101,619
Incremental Compensation Cost		$ 0	$ 0
Convertible preferred stock, carrying value								38,200,000
Proceeds from issuance of convertible preferred stock								$ 38,200,000	$ 4,986,059
Preferred stock, Shares issued	0		0			0		0
Payments of stock issuance costs						$ 3,784,000	$ 0
Preferred stock, shares outstanding	0		0			0		0
Conversion of convertible preferred stock into common stock in connection with the Merger (Values)			$ 38,173,000			$ 38,173,000
Initial Closing Of The Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Class of warrant purchase		90,027
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		90,027
Second Closing Of The Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Class of warrant purchase	11,592		11,592			11,592
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,592		11,592			11,592
Simple Agreement For Future Equity [Member]
Reverse Recapitalization And Private Placement [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 500,000
Placement Agent Warrants [Member]
Reverse Recapitalization And Private Placement [Line Items]
Class of warrant purchase		101,619
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		101,619
Class of warrant, Exercise price		$ 33
Placement Agent Warrants [Member] | Subsequent Event [Member]
Reverse Recapitalization And Private Placement [Line Items]
Class of warrant purchase										11,171
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										11,171
Previously Reported [Member]
Reverse Recapitalization And Private Placement [Line Items]
Common stock, shares, outstanding								3,627,242	3,627,242
Liabilities								$ 1,027,446	$ 1,443,590
Unite Acquisition [Member]
Reverse Recapitalization And Private Placement [Line Items]
Repayments of debt		$ 800,000
Payments of loan costs		150,000
Repayments of notes payable		336,000
Repayments of notes payable, principal		275,000
Repayments of notes payable, interest		61,000
Liabilities	$ 0	780,000	$ 0			$ 0
Accrued administrative and director fees		27,000
Accrued professional fees		322,000
Goodwill		0
Other intangible assets		0
The Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Shares, Issued	122,285		122,285			122,285
Shares issued, Price per share	$ 27.5		$ 27.5			$ 27.5
Proceeds from issuance of private placement	$ 3,400,000	25,000,000
Transaction costs		4,700,000
Placement agent fees incurred		3,400,000
Deferred offering costs		$ 700,000
Offering costs payable	900,000		$ 900,000			$ 900,000
Proceeds from issuance of private placement net of offering costs	$ 23,700,000
Unites Stockholders [Member]
Reverse Recapitalization And Private Placement [Line Items]
Common stock, shares, outstanding	1,000,000	1,000,000	1,000,000			1,000,000
Lucius Partners LLC [Member]
Reverse Recapitalization And Private Placement [Line Items]
Common stock, shares, outstanding		995,000
Lucius Partners LLC [Member] | Unite Acquisition [Member]
Reverse Recapitalization And Private Placement [Line Items]
Notes payable		$ 336,000
Loans payable		$ 95,000
Common Stock [Member]
Reverse Recapitalization And Private Placement [Line Items]
Stock issued during period, Shares, conversion of convertible securities		2,488,103
Preferred stock, shares outstanding	0		0			0
Common Stock [Member] | Previously Reported [Member]
Reverse Recapitalization And Private Placement [Line Items]
Common stock, shares, outstanding								5,752,800	5,745,000
Private Placement [Member] | The Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Shares, Issued		910,265
Shares issued, Price per share		$ 27.5
Series Seed-1 Convertible Preferred Stock [Member]
Reverse Recapitalization And Private Placement [Line Items]
Shares issued, Price per share								$ 9.76
Preferred stock, Shares issued								3,876,721
Preferred stock, shares outstanding		3,876,721
Series Seed-2 Convertible Preferred Stock [Member]
Reverse Recapitalization And Private Placement [Line Items]
Shares issued, Price per share								$ 7.8
Preferred stock, Shares issued								64,065
Preferred stock, shares outstanding		64,065
Convertible Preferred Stock [Member]
Reverse Recapitalization And Private Placement [Line Items]
Payments of stock issuance costs								$ 100,000
Preferred stock, shares outstanding	0		0			0